UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2012



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2012


[LOGO OF USAA]
   USAA(R)

                                            [GRAPHIC OF USAA INTERNATIONAL FUND]

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    ANNUAL REPORT
    USAA INTERNATIONAL FUND
    FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
    MAY 31, 2012

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PRESIDENT'S MESSAGE

"FEAR ONCE AGAIN DOMINATED THE MARKETS
AND INVESTORS SOLD STOCKS AND OTHER RISKIER        [PHOTO OF DANIEL S. McNAMARA]
ASSET CLASSES AND SOUGHT THE RELATIVE SAFETY
OF U.S. TREASURIES."

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JUNE 2012

Investor sentiment and the financial markets were volatile during the one-year reporting period. Yet U.S. stocks, which ended the fiscal year roughly where they started, performed admirably when compared to the rest of the world. As Europe's sovereign debt crisis continued and its economies weakened, the international developed and emerging equity markets recorded substantial declines. Precious metals performed well, but mining companies generally underperformed compared to the metals they produced; the mining sector was challenged by higher operating costs, rising capital expenditures, resource nationalization, and higher taxes. Meanwhile, U.S. Treasuries generated strong returns -- much to the surprise of some market participants.

When the fiscal year began, stocks seemed poised to do well. The U.S. economy appeared to be bouncing back from an earlier slowdown, while investors showed optimism that Europe had temporarily contained its financial problems. During the summer, investors were distracted by the threat of a potential U.S. government shutdown if an agreement wasn't reached to raise the nation's debt ceiling. Eventually, a bi-partisan super-committee was formed in an attempt to reach a lasting compromise and the immediate crisis was averted. In the end, this super-committee failed to reach an agreement, and $1.2 trillion in spending cuts, including a large reduction in military spending, will automatically take effect in 2013 unless Congress acts. (This is the "fiscal cliff" being discussed in the media.)

The "achievement" of raising the debt ceiling was quickly overshadowed by much weaker-than-expected economic data in the United States and Europe. Fear once again dominated the markets and investors sold stocks and other riskier asset classes and sought the relative safety of U.S. Treasuries. As prices increased, yields (which move in the opposite direction of prices) declined.

During the winter, economic data -- including the level of unemployment -- appeared to improve. We were skeptical, largely because we believed that the data were temporarily influenced by the unusually mild winter. Nevertheless, investors seized on the "good" news and stocks and riskier asset classes performed well. They extended their gains as the European Central Bank

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

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continued its version of quantitative easing (long-term refinancing operations or "LTROs"), flooding the European banking system with euros.

Until inflation begins to emerge - and at the time of this writing, it was relatively subdued - interest rates are unlikely to start rising. In the meantime, money markets continue to yield a single basis point, which is just 1/100th of a percent. Under these market conditions, certain investors may find other investment possibilities that offer higher yields than money market funds. These include but are not limited to short-term certificates of deposit, bank savings accounts and short duration bond funds. However, these investments may carry additional risks, including the risk of loss of principal and decreased liquidity. All investors should consider these investments in light of their particular investment objectives and risk tolerance.

In closing, I'd like to acknowledge the contribution made by Didi Weinblatt, who has been with USAA since 2000 and has served as portfolio manager of the USAA Asset Management Company. During her tenure, the markets have seen tremendous ups and downs. Through it all, she has been a wise and careful steward of her portfolios.

From all of us here at USAA Asset Management Company*, thank you for your continued investment in our family of mutual funds.

Sincerely,

/s/ Daniel S. McNamara

Daniel S. McNamara
President
USAA Asset Management Company

*Effective January 1, 2012, USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. o INVESTMENTS/INSURANCE: NOT FDIC INSURED o NOT BANK ISSUED, GUARANTEED OR UNDERWRITTEN o MAY LOSE VALUE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. o As interest rates rise, existing bond prices fall.
o All equity investments entail risk, including possible loss of principal, and individual stocks may be more volatile than other investments and provide less income. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies. o CDs are insured by FDIC and offer a fixed rate of return, whereas the return and principal value of an investment in stocks fluctuates with changes in market conditions.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

    Distributions to Shareholders                                            16

    Report of Independent Registered Public Accounting Firm                  17

    Portfolio of Investments                                                 18

    Notes to Portfolio of Investments                                        24

    Financial Statements                                                     25

    Notes to Financial Statements                                            28

EXPENSE EXAMPLE                                                              47

ADVISORY AGREEMENTS                                                          49

TRUSTEES' AND OFFICERS' INFORMATION                                          57

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA INTERNATIONAL FUND (THE FUND) HAS AN INVESTMENT OBJECTIVE OF CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest at least 80% of its assets in equity securities of foreign (including emerging market) companies. The "equity securities" in which the Fund principally invests are common stocks, depositary receipts, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF MARCUS L. SMITH]                            [PHOTO OF DANIEL LING]
   MARCUS L. SMITH                                       DANIEL LING
   MFS                                                   MFS
   Investment Management                                 Investment Management

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o  HOW DID THE USAA INTERNATIONAL FUND (THE FUND SHARES) PERFORM DURING THE
   REPORTING PERIOD?

   For the 12-month period ended May 31, 2012, the Fund Shares had a total return of -16.68%. This compares to a return of -19.65% for the Lipper International Funds Index and -20.48% for the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (the Index). International equities underperformed the U.S. market as reflected in the -0.41% return for the S&P 500 Index.

o  PLEASE REVIEW MARKET CONDITIONS OVER THE ANNUAL PERIOD.

   Performance for equities worldwide was volatile for much of the period, as investors reacted strongly to developments in Europe, against a backdrop of concern over global growth prospects.

   As the period opened, investors kept a watchful eye on data that renewed concerns over the strength of the global economy. The market

   Refer to pages 8, 11 and 13 for benchmark definitions.

   Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

   Past performance is no guarantee of future results.

   The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange.

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2  | USAA INTERNATIONAL FUND

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   outlook also was clouded by concerns about whether European governments would find the will to implement necessary austerity plans, as well as the potential negative impact such austerity plans could have on economic growth. Adding to the investor uncertainty was a political standoff during the summer of 2011 regarding the U.S. debt ceiling. While the issue was resolved short of a default on U.S. Treasury debt, the failure to make meaningful progress toward setting the nation's finances on a sustainable path was disheartening to markets. The resolution of the debt ceiling crisis was followed in a matter of days by a first-ever downgrade of U.S. debt by Standard & Poor's.

   Heading into the fall of 2011, the debt crisis in Europe escalated with clear impact on so-called core economies. Markets began to fear worst case scenarios involving contagion that would lead the global economy back to recession. Equities and commodities plummeted as investors fled to the safest, least economically sensitive asset categories.

   Beginning in October 2011, stocks began to make up some of the ground lost earlier in the period as the risk factors that had been weighing on the markets showed some signs of easing. While progress in resolving the European debt crisis continued to be halting, policymakers there began to move toward broader steps to achieve greater fiscal union and avert one or more defaults with the potential to throw the global economy back into recession. At home, the U.S. economy began to display better-than-expected performance in a number of areas, easing investors' concerns about a potential recession in the year ahead and leading to a significant rebound in stocks.

   As the period drew to a close, however, stocks retreated toward their lows of several months earlier. Investor sentiment was dealt a pair of significant blows, as developments with respect to Greece called the viability of the euro into question and U.S. economic data took a downward turn.

   You will find a complete list of securities that the Fund owns on pages
   18-23.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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o  WHAT WERE THE PRINCIPAL FACTORS IN THE FUND'S PERFORMANCE RELATIVE TO THE
   INDEX?

   Strong stock selection in the technology sector was a primary contributor to performance relative to the Index. Within the sector, the Fund's holdings of South Korean microchip and electronics manufacturer Samsung Electronics Co. Ltd.; semiconductor manufacturer Taiwan Semiconductor Manufacturing Co. Ltd. ADR; and Japanese imaging, health care, and medical products manufacturer HOYA Corp. aided relative returns as all three stocks outperformed the broad market over the reporting period.

   Stock selection in the basic materials sector was another significant contributor to relative returns. Here, overweight allocations to German industrial gas supplier Linde AG and Japanese specialty chemicals manufacturer Shin-Etsu Chemical Co. Ltd. benefited relative performance. Stock selection within the transportation and retailing sectors also contributed to relative performance, led by the Fund's holdings of Japanese convenience store chain Lawson, Inc. and railroad company Canadian National Railway Co.

   The Fund's overweight allocation to the consumer staples sector was another factor that benefited relative performance, led by an overweight allocation to U.K.-based alcoholic drink producer Diageo plc. In other sectors, the Fund's overweight position in U.K. advertising and marketing firm WPP plc also strengthened relative performance.

   On the downside, the Fund's underweight allocation to the health care sector held back relative performance. Within the sector, not holding shares of strong-performing U.K.-based pharmaceutical firm GlaxoSmithKline plc weakened relative returns. Stocks in other sectors that negatively impacted relative performance included Netherlands-based financial services firm ING Groep, N.V.; Indian banking and treasury management firm ICICI Bank Ltd. ADR; Hong Kong-headquartered retailer Esprit Holdings Ltd.; Netherlands human resources and employment services provider Randstad Holdings N.V.;

   Esprit Holdings Ltd. was sold out of the Fund prior to May 31, 2012.

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4  | USAA INTERNATIONAL FUND

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   and Taiwan-based electronics maker HTC Corp. A lack of exposure to shares of voice and data communications services company Vodafone Group plc also held back performance.

o  WHAT IS THE OUTLOOK AND HOW IS THE FUND POSITIONED?

   Global equities will likely experience heightened volatility for some time as the European debt crisis heads toward resolution one way or another. In addition, apart from the sovereign debt issues, the growth outlook remains clouded as China's economy eases and fiscal stimulus in the United States has been removed.

   The Fund attempts to focus on high-quality companies with sustainable above-average growth and returns, whose prospects are not reflected in their valuation. This focus has led to overweight positions in a number of consumer staple companies with strong brands and diverse geographical footprints that should enable them to grow at above-average rates. The Fund also remains overweight in specialty chemical companies. We believe these companies tend to display more stable returns through the economic cycle.

   Conversely, the Fund's strategy continues to underweight companies that are most sensitive to energy and commodity prices. This includes most integrated energy companies, who are facing declining reserves and increasing costs, as well as metals and mining companies. We continue to remain underweight in electric power and telecommunication companies. Returns and growth rates for telecommunication companies are constrained by competitive pressure, and technological change generally keeps capital investments required for these companies relatively high. For electric utilities, the regulatory environment remains a headwind, due to the fiscal stress of governments globally. While the financial sector is still one of the strategy's largest sectors in absolute terms, a continued underweight in financials is driven by the belief that most developed market

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

   commercial banks and insurance companies cannot grow faster than the global gross domestic product. In addition, there are concerns around the increased risks for these companies given the political issues facing many developed market countries' financial systems, and the near-term uncertainty regarding what the possible outcomes might be.

   Under all market conditions, the Fund will continue to focus on individual stock selection, looking for what we believe to be reasonably priced companies with above-average growth prospects. Thank you for your investment in the Fund.

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6  | USAA INTERNATIONAL FUND

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INVESTMENT OVERVIEW

USAA INTERNATIONAL FUND SHARES
(Ticker Symbol: USIFX)


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                                          5/31/12                    5/31/11
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Net Assets                           $1,587.4 Million           $1,840.8 Million
Net Asset Value Per Share                 $21.59                     $26.30


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/12
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    1 Year                          5 Years                         10 Years

    -16.68%                          -3.21%                           6.01%


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                          EXPENSE RATIO AS OF 5/31/11*
--------------------------------------------------------------------------------

                                      1.21%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

*THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED OCTOBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              USAA INTERNATIONAL      LIPPER INTERNATIONAL
                 FUND SHARES              FUNDS INDEX           MSCI-EAFE INDEX
05/31/02          $10,000.00               $10,000.00             $10,000.00
06/30/02            9,682.36                 9,605.27               9,601.94
07/31/02            8,701.08                 8,646.34               8,654.04
08/31/02            8,752.13                 8,653.24               8,634.39
09/30/02            8,099.83                 7,721.29               7,707.12
10/31/02            8,581.96                 8,122.03               8,121.34
11/30/02            8,740.78                 8,506.55               8,489.93
12/31/02            8,653.99                 8,234.34               8,204.46
01/31/03            8,287.93                 7,932.76               7,861.94
02/28/03            8,087.74                 7,697.87               7,681.51
03/31/03            8,013.38                 7,509.35               7,530.59
04/30/03            8,779.83                 8,252.80               8,268.67
05/31/03            9,231.69                 8,782.90               8,769.69
06/30/03            9,363.24                 8,990.41               8,981.62
07/31/03            9,460.48                 9,242.50               9,199.04
08/31/03            9,569.16                 9,509.18               9,421.18
09/30/03            9,815.10                 9,700.01               9,711.61
10/31/03           10,278.41                10,278.32              10,316.92
11/30/03           10,615.87                10,484.77              10,546.29
12/31/03           11,414.84                11,198.29              11,370.21
01/31/04           11,593.56                11,438.94              11,530.99
02/29/04           11,910.64                11,700.47              11,797.18
03/31/04           11,829.93                11,757.50              11,863.56
04/30/04           11,685.80                11,407.06              11,595.19
05/31/04           11,783.80                11,400.59              11,634.18
06/30/04           11,962.52                11,630.26              11,889.09
07/31/04           11,576.26                11,249.39              11,503.25
08/31/04           11,605.09                11,309.22              11,554.05
09/30/04           11,927.93                11,610.41              11,856.02
10/31/04           12,291.13                11,978.54              12,260.31
11/30/04           12,965.64                12,746.96              13,097.85
12/31/04           13,521.87                13,280.62              13,672.36
01/31/05           13,268.14                13,065.92              13,421.51
02/28/05           13,849.86                13,635.19              14,001.44
03/31/05           13,484.74                13,273.94              13,649.70
04/30/05           13,187.69                12,938.12              13,328.79
05/31/05           13,187.69                13,019.81              13,335.23
06/30/05           13,200.07                13,194.49              13,512.18
07/31/05           13,818.92                13,688.42              13,926.41
08/31/05           14,233.55                14,082.55              14,278.27
09/30/05           14,648.18                14,665.91              14,914.25
10/31/05           14,307.81                14,243.69              14,478.67
11/30/05           14,567.73                14,630.73              14,832.76
12/31/05           15,236.61                15,362.03              15,522.99
01/31/06           16,287.63                16,375.16              16,476.08
02/28/06           16,254.99                16,299.90              16,439.63
03/31/06           16,731.54                16,878.33              16,981.46
04/30/06           17,488.80                17,680.58              17,792.47
05/31/06           16,868.63                16,872.58              17,101.52
06/30/06           16,979.61                16,790.91              17,100.39
07/31/06           17,345.19                16,940.31              17,269.66
08/31/06           17,945.77                17,404.79              17,744.49
09/30/06           17,978.41                17,493.61              17,771.92
10/31/06           18,343.99                18,128.47              18,463.14
11/30/06           18,872.76                18,742.51              19,014.90
12/31/06           19,403.81                19,339.74              19,611.83
01/31/07           19,820.63                19,516.41              19,744.54
02/28/07           19,727.21                19,488.92              19,903.85
03/31/07           20,079.35                20,056.95              20,411.21
04/30/07           20,769.26                20,873.48              21,317.70
05/31/07           21,092.66                21,490.98              21,691.74
06/30/07           21,114.22                21,559.14              21,718.24
07/31/07           20,611.16                21,269.17              21,398.38
08/31/07           20,711.77                21,058.04              21,063.98
09/30/07           21,502.30                22,317.14              22,190.91
10/31/07           22,120.34                23,420.52              23,062.80
11/30/07           21,538.23                22,450.13              22,304.42
12/31/07           21,117.39                22,094.79              21,802.40
01/31/08           19,593.61                20,224.37              19,788.33
02/29/08           19,816.79                20,257.38              20,071.84
03/31/08           20,016.88                20,012.88              19,860.64
04/30/08           20,917.30                21,156.99              20,938.64
05/31/08           21,363.66                21,473.82              21,142.54
06/30/08           19,555.13                19,631.66              19,413.33
07/31/08           19,008.73                18,949.23              18,790.26
08/31/08           18,369.97                18,186.65              18,028.81
09/30/08           16,476.80                15,790.80              15,422.02
10/31/08           13,606.25                12,465.90              12,310.12
11/30/08           12,567.31                11,655.13              11,644.75
12/31/08           13,673.04                12,456.04              12,344.85
01/31/09           12,133.32                11,188.35              11,133.42
02/28/09           11,034.67                10,161.70               9,991.21
03/31/09           11,884.72                10,916.29              10,624.41
04/30/09           12,919.22                12,267.74              11,984.76
05/31/09           14,458.94                13,930.51              13,402.63
06/30/09           14,234.40                13,715.13              13,326.41
07/31/09           15,806.20                15,095.85              14,543.12
08/31/09           16,335.48                15,641.95              15,333.66
09/30/09           17,209.59                16,430.52              15,920.76
10/31/09           16,920.89                15,979.23              15,721.82
11/30/09           17,642.64                16,562.66              16,036.60
12/31/09           18,107.81                16,852.48              16,267.57
01/31/10           17,175.67                16,038.48              15,550.87
02/28/10           17,175.67                16,123.41              15,444.25
03/31/10           18,245.60                17,170.11              16,408.33
04/30/10           17,945.70                16,973.84              16,111.43
05/31/10           15,967.94                15,215.57              14,288.98
06/30/10           15,967.94                15,017.42              14,115.44
07/31/10           17,451.26                16,384.11              15,453.99
08/31/10           16,802.81                15,833.05              14,974.17
09/30/10           18,537.40                17,416.38              16,441.44
10/31/10           19,307.43                18,053.36              17,035.44
11/30/10           18,448.24                17,392.60              16,215.27
12/31/10           19,895.12                18,711.78              17,528.31
01/31/11           20,099.63                18,984.88              17,941.93
02/28/11           20,623.19                19,519.72              18,533.51
03/31/11           20,500.48                19,327.57              18,118.14
04/30/11           22,038.42                20,349.34              19,201.13
05/31/11           21,506.69                19,757.13              18,633.84
06/30/11           21,236.73                19,410.65              18,400.52
07/31/11           20,917.69                19,055.61              18,107.91
08/31/11           19,036.16                17,372.66              16,472.95
09/30/11           16,925.57                15,339.79              14,903.28
10/31/11           18,856.19                16,900.46              16,340.27
11/30/11           18,348.99                16,419.86              15,547.56
12/31/11           17,943.91                16,001.81              15,400.17
01/31/12           19,047.77                17,068.40              16,221.70
02/29/12           20,093.53                18,020.19              17,152.46
03/31/12           20,450.41                18,011.61              17,072.76
04/30/12           20,135.02                17,705.44              16,738.59
05/31/12           17,919.00                15,875.46              14,816.78

                                   [END CHART]

                          Data from 5/31/02 to 5/31/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA International Fund Shares to the following benchmarks:

o The unmanaged Lipper International Funds Index tracks the total return performance of the 30 largest funds within the Lipper International Funds category.

o The unmanaged MSCI EAFE Index reflects the movements of stock markets in Europe, Australasia, and the Far East by representing a broad selection of domestically listed companies within each market.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

8  | USAA INTERNATIONAL FUND

================================================================================

USAA INTERNATIONAL FUND INSTITUTIONAL SHARES
(Ticker Symbol: UIIFX)


--------------------------------------------------------------------------------
                                          5/31/12                    5/31/11
--------------------------------------------------------------------------------

Net Assets                            $443.1 Million              $385.2 Million
Net Asset Value Per Share                 $21.59                      $26.32


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/12
--------------------------------------------------------------------------------
    1 Year                                           Since Inception 8/01/08

    -16.51%                                                   -0.80%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 5/31/11*
--------------------------------------------------------------------------------

                                      1.01%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

*THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The USAA International Fund Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds or through a USAA managed account program and not to the general public.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              USAA INTERNATIONAL FUND      LIPPER INTERNATIONAL
               INSTITUTIONAL SHARES            FUNDS INDEX           MSCI-EAFE INDEX
07/31/08            $10,000.00                 $10,000.00              $10,000.00
08/31/08              9,823.05                   9,597.57                9,594.76
09/30/08              8,810.70                   8,333.22                8,207.46
10/31/08              7,275.72                   6,578.58                6,551.33
11/30/08              6,720.16                   6,150.72                6,197.23
12/31/08              7,311.08                   6,573.37                6,569.82
01/31/09              6,494.44                   5,904.38                5,925.10
02/28/09              5,909.89                   5,362.59                5,317.23
03/31/09              6,369.79                   5,760.81                5,654.21
04/30/09              6,924.25                   6,474.00                6,378.18
05/31/09              7,753.78                   7,351.49                7,132.76
06/30/09              7,633.44                   7,237.83                7,092.19
07/31/09              8,480.16                   7,966.47                7,739.72
08/31/09              8,763.84                   8,254.66                8,160.43
09/30/09              9,240.93                   8,670.81                8,472.88
10/31/09              9,086.19                   8,432.65                8,367.01
11/30/09              9,477.32                   8,740.54                8,534.53
12/31/09              9,730.40                   8,893.49                8,657.45
01/31/10              9,229.06                   8,463.92                8,276.03
02/28/10              9,233.42                   8,508.74                8,219.29
03/31/10              9,813.23                   9,061.11                8,732.36
04/30/10              9,651.93                   8,957.53                8,574.36
05/31/10              8,592.57                   8,029.65                7,604.46
06/30/10              8,596.93                   7,925.08                7,512.11
07/31/10              9,399.08                   8,646.32                8,224.47
08/31/10              9,050.32                   8,355.51                7,969.11
09/30/10              9,987.61                   9,191.07                8,749.98
10/31/10             10,406.13                   9,527.22                9,066.10
11/30/10              9,948.38                   9,178.53                8,629.62
12/31/10             10,725.11                   9,874.69                9,328.41
01/31/11             10,839.87                  10,018.81                9,548.53
02/28/11             11,126.75                  10,301.06                9,863.36
03/31/11             11,060.55                  10,199.66                9,642.31
04/30/11             11,890.31                  10,738.87               10,218.67
05/31/11             11,612.25                  10,426.35                9,916.76
06/30/11             11,466.60                  10,243.50                9,792.59
07/31/11             11,298.89                  10,056.14                9,636.86
08/31/11             10,283.75                   9,168.00                8,766.75
09/30/11              9,145.04                   8,095.20                7,931.39
10/31/11             10,191.06                   8,918.81                8,696.14
11/30/11              9,913.01                   8,665.19                8,274.27
12/31/11              9,699.46                   8,444.57                8,195.83
01/31/12             10,296.69                   9,007.43                8,633.04
02/29/12             10,866.99                   9,509.72                9,128.38
03/31/12             11,055.59                   9,505.19                9,085.97
04/30/12             10,889.44                   9,343.62                8,908.12
05/31/12              9,694.97                   8,377.89                7,885.35

                                   [END CHART]

                         *Data from 7/31/08 to 5/31/12.

                         See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the MSCI EAFE Index and the Lipper International Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

10  | USAA INTERNATIONAL FUND

================================================================================

The graph on page 10 illustrates the comparison of a $10,000 hypothetical investment in the USAA International Fund Institutional Shares to the following benchmarks:

o The unmanaged Lipper International Funds Index tracks the total return performance of the 30 largest funds within the Lipper International Funds category.

o The unmanaged MSCI EAFE Index reflects the movements of stock markets in Europe, Australasia, and the Far East by representing a broad selection of domestically listed companies within each market.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

USAA INTERNATIONAL FUND ADVISER SHARES
(Ticker Symbol: UAIFX)

--------------------------------------------------------------------------------
                                          5/31/12                     5/31/11
--------------------------------------------------------------------------------
Net Assets                             $5.2 Million                 $6.4 Million
Net Asset Value Per Share                 $21.54                       $26.24

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/12
--------------------------------------------------------------------------------
  1 Year                                               Since Inception 8/01/10
  -16.97%                                                      -0.50%

--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 5/31/11*
--------------------------------------------------------------------------------
  Before Reimbursement     1.90%                 After Reimbursement     1.55%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

*THE EXPENSE RATIOS REPRESENT THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2011, AND ARE CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. USAA ASSET MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH OCTOBER 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES SO THAT THE TOTAL EXPENSES OF THE ADVISER SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 1.55% OF THE ADVISER SHARES' AVERAGE NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER OCTOBER 1, 2012. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA INTERNATIONAL FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               USAA INTERNATIONAL      LIPPER INTERNATIONAL
              FUND ADVISER SHARES          FUNDS INDEX           MSCI-EAFE INDEX
07/31/10          $10,000.00               $10,000.00              $10,000.00
08/31/10            9,345.96                 9,663.67                9,689.52
09/30/10           10,311.23                10,630.04               10,638.96
10/31/10           10,735.23                11,018.82               11,023.33
11/30/10           10,257.10                10,615.53               10,492.61
12/31/10           11,055.63                11,420.69               11,342.26
01/31/11           11,164.83                11,587.38               11,609.90
02/28/11           11,456.00                11,913.82               11,992.70
03/31/11           11,383.21                11,796.54               11,723.92
04/30/11           12,229.44                12,420.17               12,424.71
05/31/11           11,933.72                12,058.72               12,057.62
06/30/11           11,783.58                11,847.24               11,906.65
07/31/11           11,597.04                11,630.55               11,717.31
08/31/11           10,555.17                10,603.36               10,659.35
09/30/11            9,381.37                 9,362.60                9,643.65
10/31/11           10,445.98                10,315.16               10,573.50
11/30/11           10,159.35                10,021.82               10,060.55
12/31/11            9,936.22                 9,766.67                9,965.17
01/31/12           10,543.43                10,417.66               10,496.77
02/29/12           11,123.04                10,998.58               11,099.05
03/31/12           11,311.65                10,993.34               11,047.48
04/30/12           11,136.84                10,806.48               10,831.24
05/31/12            9,908.62                 9,689.55                9,587.68

                                   [END CHART]

                         *Data from 7/31/10 to 5/31/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA International Fund Adviser Shares to the following benchmarks:

o The unmanaged Lipper International Funds Index tracks the total return performance of the 30 largest funds within the Lipper International Funds category.

o The unmanaged MSCI EAFE Index reflects the movements of stock markets in Europe, Australasia, and the Far East by representing a broad selection of domestically listed companies within each market.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the MSCI EAFE Index and the Lipper International Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                                TOP 10 INDUSTRIES
                                 AS OF 5/31/12
                                (% of Net Assets)

Diversified Banks ........................................................  9.5%
Industrial Gases .........................................................  5.8%
Packaged Foods & Meat ....................................................  5.5%
Pharmaceuticals ..........................................................  5.2%
Distillers & Vintners ....................................................  4.5%
Apparel, Accessories & Luxury Goods ......................................  3.5%
Semiconductors ...........................................................  3.4%
Electrical Components & Equipment ........................................  3.1%
Specialty Chemicals ......................................................  2.9%
Integrated Oil & Gas .....................................................  2.9%

                             TOP 10 EQUITY HOLDINGS
                                  AS OF 5/31/12
                                (% of Net Assets)

Linde AG .................................................................  3.6%
Nestle S.A. ..............................................................  3.2%
HSBC Holdings plc ........................................................  2.9%
Heineken N.V. ............................................................  2.8%
Canadian National Railway Co. ............................................  2.7%
LVMH Moet Hennessy - Louis Vuitton S.A. ..................................  2.6%
Shin-Etsu Chemical Co. Ltd. ..............................................  2.6%
DANONE S.A. ..............................................................  2.3%
Diageo plc ...............................................................  2.3%
Bayer AG .................................................................  2.3%

You will find a complete list of securities that the Fund owns on pages 18-23.

================================================================================

14  | USAA INTERNATIONAL FUND

================================================================================

                       o ASSET ALLOCATION --  5/31/2012 o

                         [PIE CHART OF ASSET ALLOCATION]

UNITED KINGDOM                                                             19.8%
JAPAN                                                                      15.0%
FRANCE                                                                     13.2%
GERMANY                                                                    11.2%
SWITZERLAND                                                                10.3%
NETHERLANDS                                                                 6.6%
TAIWAN                                                                      3.0%
OTHER*                                                                     21.7%

                                   [END CHART]

*Includes countries with less than 3% of the portfolio, and money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended May 31, 2012, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2013.

1.69% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended May 31, 2012, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Fund has elected under Section 853 of the Internal Revenue Code to pass through the credit for taxes paid in foreign countries. The gross income derived from foreign sources and foreign taxes paid during the fiscal year ended May 31, 2012, by the Fund are $59,320,000 and $5,205,000, respectively.

For the fiscal year ended May 31, 2012, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $23,000 as qualifying interest income.

================================================================================

16  | USAA INTERNATIONAL FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA INTERNATIONAL FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA International Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of May 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA International Fund at May 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

San Antonio, Texas
July 19, 2012

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  17

================================================================================

PORTFOLIO OF INVESTMENTS

May 31, 2012

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             EQUITY SECURITIES (99.0%)

             COMMON STOCKS (98.1%)

             CONSUMER DISCRETIONARY (13.5%)
             ------------------------------
             ADVERTISING (2.1%)
 3,655,685   WPP plc                                                            $   43,608
                                                                                ----------
             APPAREL RETAIL (0.9%)
   624,920   Hennes & Mauritz AB "B"                                                18,564
                                                                                ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (3.5%)
   274,684   Burberry Group plc                                                      5,787
   187,352   Compagnie Financiere Richemont S.A.                                    10,676
   364,023   LVMH Moet Hennessy - Louis Vuitton S.A.                                53,744
                                                                                ----------
                                                                                    70,207
                                                                                ----------
             AUTO PARTS & EQUIPMENT (2.3%)
   288,160   Delphi Automotive plc*                                                  8,365
 1,250,500   Denso Corp.                                                            37,806
                                                                                ----------
                                                                                    46,171
                                                                                ----------
             AUTOMOBILE MANUFACTURERS (1.6%)
 1,037,900   Honda Motor Co. Ltd.                                                   33,272
                                                                                ----------
             DISTRIBUTORS (1.2%)
13,310,800   Li & Fung Ltd.                                                         24,387
                                                                                ----------
             RESTAURANTS (1.9%)
 3,966,320   Compass Group plc                                                      38,878
                                                                                ----------
             Total Consumer Discretionary                                          275,087
                                                                                ----------
             CONSUMER STAPLES (18.2%)
             ------------------------
             BREWERS (2.8%)
 1,209,463   Heineken N.V.                                                          57,644
                                                                                ----------
             DISTILLERS & VINTNERS (4.5%)
 1,980,982   Diageo plc                                                             47,231
   446,260   Pernod Ricard S.A.                                                     43,592
                                                                                ----------
                                                                                    90,823
                                                                                ----------
             FOOD RETAIL (1.8%)
   527,300   Lawson, Inc.                                                           36,943
                                                                                ----------

================================================================================

18  | USAA INTERNATIONAL FUND

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             HOUSEHOLD PRODUCTS (1.6%)
   606,508   Reckitt Benckiser Group plc                                        $   32,193
                                                                                ----------
             PACKAGED FOODS & MEAT (5.5%)
   743,369   DANONE S.A.                                                            47,696
 1,135,813   Nestle S.A.                                                            64,371
                                                                                ----------
                                                                                   112,067
                                                                                ----------
             PERSONAL PRODUCTS (2.0%)
   636,482   Beiersdorf AG                                                          40,122
                                                                                ----------
             Total Consumer Staples                                                369,792
                                                                                ----------
             ENERGY (5.3%)
             -------------
             INTEGRATED OIL & GAS (2.9%)
 1,039,614   BG Group plc                                                           19,908
 1,238,194   Royal Dutch Shell plc "A"                                              38,376
                                                                                ----------
                                                                                    58,284
                                                                                ----------
             OIL & GAS EXPLORATION & PRODUCTION (2.4%)
 5,354,000   CNOOC Ltd.                                                              9,657
     6,818   INPEX Holdings, Inc.                                                   39,415
                                                                                ----------
                                                                                    49,072
                                                                                ----------
             Total Energy                                                          107,356
                                                                                ----------
             FINANCIALS (18.3%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.8%)
 1,183,710   Julius Baer Group Ltd.*                                                37,119
                                                                                ----------
             DIVERSIFIED BANKS (9.5%)
 2,876,237   Banco Santander S.A.                                                   15,275
 4,445,777   Barclays plc                                                           12,080
   994,000   DBS Group Holdings Ltd.                                                10,198
 7,529,772   HSBC Holdings plc                                                      59,127
   902,590   ICICI Bank Ltd. ADR                                                    25,408
    92,398   Komercni Banka A.S.                                                    13,773
 1,890,196   Standard Chartered plc                                                 38,133
   986,460   Westpac Banking Corp.                                                  19,497
                                                                                ----------
                                                                                   193,491
                                                                                ----------
             DIVERSIFIED CAPITAL MARKETS (1.4%)
 2,535,377   UBS AG*                                                                28,581
                                                                                ----------
             LIFE & HEALTH INSURANCE (1.1%)
 6,648,200   AIA Group Ltd.                                                         21,671
                                                                                ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
 4,176,088   ING Groep N.V.*                                                        24,120
                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             PROPERTY & CASUALTY INSURANCE (1.5%)
 2,471,381   QBE Insurance Group Ltd.                                           $   29,803
                                                                                ----------
             REINSURANCE (0.7%)
   264,378   Swiss Re Ltd.*                                                         15,242
                                                                                ----------
             SPECIALIZED FINANCE (1.1%)
 3,177,000   BM&F Bovespa S.A.                                                      15,043
   169,723   Deutsche Boerse AG                                                      8,083
                                                                                ----------
                                                                                    23,126
                                                                                ----------
             Total Financials                                                      373,153
                                                                                ----------
             HEALTH CARE (6.3%)
             ------------------
             HEALTH CARE EQUIPMENT (1.1%)
   149,426   Sonova Holding AG*                                                     13,999
    58,460   Synthes, Inc.(a)                                                        9,545
                                                                                ----------
                                                                                    23,544
                                                                                ----------
             PHARMACEUTICALS (5.2%)
   733,227   Bayer AG                                                               46,366
   254,028   Merck KGaA                                                             23,498
   229,830   Roche Holding AG                                                       35,870
                                                                                ----------
                                                                                   105,734
                                                                                ----------
             Total Health Care                                                     129,278
                                                                                ----------
             INDUSTRIALS (10.0%)
             -------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (3.1%)
   744,754   Legrand S.A.                                                           22,405
   749,077   Schneider Electric S.A.                                                39,893
                                                                                ----------
                                                                                    62,298
                                                                                ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (1.5%)
 6,525,245   Hays plc                                                                7,301
   831,293   Randstad Holdings N.V.                                                 22,516
                                                                                ----------
                                                                                    29,817
                                                                                ----------
             INDUSTRIAL CONGLOMERATES (1.1%)
 1,424,649   Smiths Group plc                                                       21,957
                                                                                ----------
             INDUSTRIAL MACHINERY (1.6%)
   195,500   FANUC Ltd.                                                             33,731
                                                                                ----------
             RAILROADS (2.7%)
   676,712   Canadian National Railway Co.                                          55,450
                                                                                ----------
             Total Industrials                                                     203,253
                                                                                ----------

================================================================================

20  | USAA INTERNATIONAL FUND

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (12.0%)
             ------------------------------
             APPLICATION SOFTWARE (2.5%)
   141,954   Dassault Systemes S.A. ADR                                         $   12,908
   646,150   SAP AG                                                                 37,072
                                                                                ----------
                                                                                    49,980
                                                                                ----------
             COMMUNICATIONS EQUIPMENT (0.4%)
   593,650   HTC Corp.                                                               8,552
                                                                                ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.4%)
 1,539,552   Amadeus IT Holding S.A. "A"                                            28,203
                                                                                ----------
             ELECTRONIC COMPONENTS (1.4%)
 1,303,400   HOYA Corp.                                                             27,961
                                                                                ----------
             ELECTRONIC MANUFACTURING SERVICES (0.9%)
 6,337,600   Hon Hai Precision Industry Corp. Ltd.                                  18,579
                                                                                ----------
             IT CONSULTING & OTHER SERVICES (0.5%)
   252,240   Infosys Technologies Ltd. ADR                                          10,619
                                                                                ----------
             OFFICE ELECTRONICS (1.5%)
   780,800   Canon, Inc.                                                            31,388
                                                                                ----------
             SEMICONDUCTORS (3.4%)
    33,487   Samsung Electronics Co. Ltd.                                           34,359
 2,519,583   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                        34,594
                                                                                ----------
                                                                                    68,953
                                                                                ----------
             Total Information Technology                                          244,235
                                                                                ----------
             MATERIALS (11.6%)
             -----------------
             DIVERSIFIED CHEMICALS (1.5%)
   686,671   AkzoNobel N.V.                                                         31,365
                                                                                ----------
             DIVERSIFIED METALS & MINING (1.4%)
   680,500   Rio Tinto plc                                                          29,156
                                                                                ----------
             INDUSTRIAL GASES (5.8%)
   408,857   Air Liquide S.A.                                                       44,221
   473,865   Linde AG                                                               72,714
                                                                                ----------
                                                                                   116,935
                                                                                ----------
             SPECIALTY CHEMICALS (2.9%)
     7,944   Givaudan S.A.*                                                          7,365
 1,021,100   Shin-Etsu Chemical Co. Ltd.                                            52,514
                                                                                ----------
                                                                                    59,879
                                                                                ----------
             Total Materials                                                       237,335
                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES (2.5%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
13,440,000   China Unicom Hong Kong Ltd.                                        $   18,286
 3,812,650   Singapore Telecommunications Ltd.                                       9,172
   253,000   Singapore Telecommunications Ltd.                                         605
                                                                                ----------
                                                                                    28,063
                                                                                ----------
             WIRELESS TELECOMMUNICATION SERVICES (1.1%)
   535,418   MTN Group Ltd.                                                          8,479
     8,513   NTT DOCOMO, Inc.                                                       13,591
                                                                                ----------
                                                                                    22,070
                                                                                ----------
             Total Telecommunication Services                                       50,133
                                                                                ----------
             UTILITIES (0.4%)
             ----------------
             ELECTRIC UTILITIES (0.4%)
   224,821   Red Electrica de Espana                                                 8,319
                                                                                ----------
             Total Utilities                                                         8,319
                                                                                ----------
             Total Common Stocks (cost: $1,895,108)                              1,997,941
                                                                                ----------

             PREFERRED SECURITIES (0.9%)

             TELECOMMUNICATION SERVICES (0.9%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.9%)
   752,240   TIM Participacoes S.A. ADR                                             18,392
                                                                                ----------
             Total Telecommunication Services                                       18,392
                                                                                ----------
             Total Preferred Securities (cost: $19,008)                             18,392
                                                                                ----------
             Total Equity Securities (cost: $1,914,116)                          2,016,333
                                                                                ----------
             MONEY MARKET INSTRUMENTS (1.8%)

             MONEY MARKET FUNDS (1.8%)
36,269,895   State Street Institutional Liquid Reserve Fund, 0.20%(b)               36,270
                                                                                ----------
             Total Money Market Instruments (cost: $36,270)                         36,270
                                                                                ----------

             TOTAL INVESTMENTS (COST: $1,950,386)                               $2,052,603
                                                                                ==========

================================================================================

22  | USAA INTERNATIONAL FUND

================================================================================

--------------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------
                                        (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                    QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                       FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
--------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                       $1,997,941                 $--            $--    $1,997,941
   Preferred Securities                    18,392                  --             --        18,392
Money Market Instruments:
   Money Market Funds                      36,270                  --             --        36,270
--------------------------------------------------------------------------------------------------
Total                                  $2,052,603                 $--            $--    $2,052,603
--------------------------------------------------------------------------------------------------

For the period of June 1, 2011 through May 31, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 2012

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (b) Rate represents the money market fund annualized seven-day yield at May 31, 2012.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

24  | USAA INTERNATIONAL FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

May 31, 2012

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,950,386)                  $2,052,603
   Cash denominated in foreign currencies (identified cost of $2,154)                    2,132
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 8)                                                   44
         Nonaffilitated transactions                                                       963
      USAA Asset Management Company (Note 7D)                                                1
      Dividends and interest                                                             8,412
   Unrealized appreciation on foreign currency contracts held, at value                      6
                                                                                    ----------
         Total assets                                                                2,064,161
                                                                                    ----------
LIABILITIES
   Payables:
      Securities purchased                                                              25,836
   Capital shares redeemed:
      Affiliated transactions (Note 8)                                                      49
      Nonaffilitated transactions                                                          697
   Accrued management fees                                                               1,417
   Accrued transfer agent's fees                                                           198
   Other accrued expenses and payables                                                     207
                                                                                    ----------
         Total liabilities                                                              28,404
                                                                                    ----------
            Net assets applicable to capital shares outstanding                     $2,035,757
                                                                                    ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                  $2,029,975
   Accumulated undistributed net investment income                                      30,469
   Accumulated net realized loss on investments                                       (126,888)
   Net unrealized appreciation of investments                                          102,217
   Net unrealized depreciation of foreign currency translations                            (16)
                                                                                    ----------
      Net assets applicable to capital shares outstanding                           $2,035,757
                                                                                    ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,587,449/73,517 shares outstanding)              $    21.59
                                                                                    ==========
      Institutional Shares (net assets of $443,085/20,525 shares outstanding)       $    21.59
                                                                                    ==========
      Adviser Shares (net assets of $5,223/242 shares outstanding)                  $    21.54
                                                                                    ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended May 31, 2012

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $5,206)                               $  57,517
   Interest (net of foreign taxes withheld of $1)                                           43
   Securities lending (net)                                                                108
                                                                                     ---------
         Total income                                                                   57,668
                                                                                     ---------
EXPENSES
   Management fees                                                                      15,995
   Administration and servicing fees:
      Fund Shares                                                                        2,507
      Institutional Shares                                                                 338
      Adviser Shares                                                                         8
   Transfer agent's fees:
      Fund Shares                                                                        3,570
      Institutional Shares                                                                 338
   Distribution and service fees (Note 7F):
      Adviser Shares                                                                        14
   Custody and accounting fees:
      Fund Shares                                                                          600
      Institutional Shares                                                                 133
      Adviser Shares                                                                         2
   Postage:
      Fund Shares                                                                          177
   Shareholder reporting fees:
      Fund Shares                                                                           78
   Trustees' fees                                                                           13
   Registration fees:
      Fund Shares                                                                           54
      Institutional Shares                                                                  16
      Adviser Shares                                                                        29
   Professional fees                                                                       154
   Other                                                                                    38
                                                                                     ---------
         Total expenses                                                                 24,064
   Expenses reimbursed:
      Adviser Shares                                                                       (12)
                                                                                     ---------
         Net expenses                                                                   24,052
                                                                                     ---------
NET INVESTMENT INCOME                                                                   33,616
                                                                                     ---------
NET REALIZED AND UNREALIZED LOSS ON
INVESTMENTS AND FOREIGN CURRENCY
   Net realized loss on:
      Investments                                                                      (31,193)
      Foreign currency transactions                                                       (184)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                     (385,615)
      Foreign currency translations                                                       (634)
                                                                                     ---------
         Net realized and unrealized loss                                             (417,626)
                                                                                     ---------
   Decrease in net assets resulting from operations                                  $(384,010)
                                                                                     =========

See accompanying notes to financial statements.

================================================================================

26  | USAA INTERNATIONAL FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended May 31,

--------------------------------------------------------------------------------

                                                                            2012           2011
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                              $   33,616     $   26,357
   Net realized gain (loss) on investments                               (31,193)        16,746
   Net realized loss on foreign currency transactions                       (184)          (416)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                       (385,615)       478,876
      Foreign currency translations                                         (634)           886
                                                                      -------------------------
      Increase (decrease) in net assets resulting from operations       (384,010)       522,449
                                                                      -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                        (21,475)       (14,390)
      Institutional Shares                                                (5,469)        (3,060)
      Adviser Shares*                                                        (56)           (50)
                                                                      -------------------------
         Distributions to shareholders                                   (27,000)       (17,500)
                                                                      -------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                            80,897        194,432
   Institutional Shares                                                  133,532        129,385
   Adviser Shares*                                                             4          5,063
                                                                      -------------------------
      Total net increase in net assets from capital
         share transactions                                              214,433        328,880
                                                                      -------------------------
   Net increase (decrease) in net assets                                (196,577)       833,829
NET ASSETS
   Beginning of year                                                   2,232,334      1,398,505
                                                                      -------------------------
   End of year                                                        $2,035,757     $2,232,334
                                                                      =========================
Accumulated undistributed net investment income:
   End of year                                                        $   30,469     $   24,037
                                                                      =========================

*Adviser shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

NOTES TO FINANCIAL STATEMENTS

May 31, 2012

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this annual report pertains only to the USAA International Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation.

The Fund has three classes of shares: International Fund Shares (Fund Shares), International Fund Institutional Shares (Institutional Shares), and International Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Asset Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

28  | USAA INTERNATIONAL FUND

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

        securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Repurchase agreements are valued at cost, which approximates market value.

   6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

30  | USAA INTERNATIONAL FUND

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified

================================================================================

32  | USAA INTERNATIONAL FUND

================================================================================

   from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended May 31, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500. For the year ended May 31, 2012, the Fund did not receive any brokerage commission recapture credits.

H. REDEMPTION FEES -- Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the year ended May 31, 2012, the Adviser Shares incurred redemption fees of less than $500.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended May 31, 2012, the Fund paid CAPCO facility fees of $10,000, which represents 3.9% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended May 31, 2012.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for foreign currency and prior year adjustments resulted in reclassifications to the statement of assets and liabilities to decrease accumulated undistributed net investment income by $184,000, decrease accumulated net realized losses on investments by $1,350,000, and decrease the paid-in capital by $1,166,000. These reclassifications had no effect on net assets.

================================================================================

34  | USAA INTERNATIONAL FUND

================================================================================

The tax character of distributions paid during the years ended May 31, 2012, and 2011, was as follows:

                                           2012                          2011
                                       -----------------------------------------
Ordinary income*                       $27,000,000                   $17,500,000

*Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of May 31, 2012, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                      $  30,479,000
Accumulated capital and other losses                                (123,693,000)
Unrealized appreciation of investments                                99,021,000
Unrealized depreciation on foreign currency translations                 (16,000)

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2012, the Fund had a pre-enactment capital loss carryforward of $93,768,000 and a post-enactment net capital loss carryforward of $7,657,000, for federal income tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

first day of the Fund's next taxable year. For the year ended May 31, 2012, the Fund deferred to June 1, 2012, post-October capital losses of $22,268,000. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire between 2017 and 2019, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

     PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
--------------------------------------------------
EXPIRES                                  BALANCE
-------                                -----------
 2017                                  $21,959,000
 2018                                   59,595,000
 2019                                   12,214,000
                                       -----------
                            Total      $93,768,000
                                       ===========

     POST-ENACTMENT CAPITAL LOSS CARRYFORWARDS
--------------------------------------------------
                  TAX CHARACTER
--------------------------------------------------
(NO EXPIRATION)                           BALANCE
---------------                         ----------
Short-Term                              $5,549,000
Long-Term                                2,108,000
                                        ----------
                            Total       $7,657,000
                                        ==========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended May 31, 2012, the Fund did not incur any income tax, interest, or penalties. As of May 31, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2012, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

================================================================================

36  | USAA INTERNATIONAL FUND

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2012, were $593,800,000 and $346,226,000, respectively.

As of May 31, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was $1,953,581,000.

Gross unrealized appreciation and depreciation of investments as of May 31, 2012, for federal income tax purposes, were $314,264,000 and $215,243,000, respectively, resulting in net unrealized appreciation of $99,021,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Citibank retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Citibank receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended May 31, 2012, the Fund received securities-lending income of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

$108,000, which is net of the 20% income retained by Citibank. As of May 31, 2012, the Fund had no securities out on loan.

(6) CAPITAL SHARE TRANSACTIONS

At May 31, 2012, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds or through a USAA managed account program. Capital share transactions for all classes were as follows, in thousands:

                                         YEAR ENDED                   YEAR ENDED
                                          5/31/2012                    5/31/2011
---------------------------------------------------------------------------------------
                                    SHARES        AMOUNT         SHARES         AMOUNT
                                    ---------------------------------------------------
FUND SHARES:
Shares sold                          14,645      $ 341,764        18,881      $ 443,517
Shares issued from
 reinvested dividends                 1,029         21,198           592         14,168
Shares redeemed                     (12,140)      (282,065)      (11,143)      (263,253)
                                    ---------------------------------------------------
Net increase from capital
 share transactions                   3,534      $  80,897         8,330      $ 194,432
                                    ===================================================
INSTITUTIONAL SHARES:
Shares sold                           8,265      $ 190,714         6,351      $ 152,128
Shares issued from
 reinvested dividends                   266          5,466           128          3,060
Shares redeemed                      (2,644)       (62,648)       (1,123)       (25,803)
                                    ---------------------------------------------------
Net increase from capital
 share transactions                   5,887      $ 133,532         5,356      $ 129,385
                                    ===================================================
ADVISER SHARES
 (INITIATED ON AUGUST 1, 2010):
Shares sold                               1      $      35           242      $   5,063
Shares issued from
 reinvested dividends                     -*             1             -              -
Shares redeemed                          (1)           (32)           (-)            (-)
Redemption fees                          (-)*           (-)*          (-)            (-)
                                    ---------------------------------------------------
Net increase from capital
 share transactions                       -*     $       4           242      $   5,063
                                    ===================================================

*Represents less than $500 dollars or shares.

================================================================================

38  | USAA INTERNATIONAL FUND

================================================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

   The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper International Funds Index over the performance period. The Lipper International Funds Index tracks the total return performance of the 30 largest funds in the Lipper International Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares and Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2008, for the Institutional Shares and August 1, 2010, for the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

   Adviser Shares. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper International Funds Index over that period, even if the class had overall negative returns during the performance period.

   For the year ended May 31, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $15,995,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $460,000, $78,000, and $1,000, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.03%, 0.02%, and 0.01%, respectively.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with MFS Investment Management (MFS), under which MFS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays MFS a subadvisory fee in the annual amount of 0.29% of the Fund's average net assets that MFS manages.

================================================================================

40  | USAA INTERNATIONAL FUND

================================================================================

   For the year ended May 31, 2012, the Manager incurred subadvisory fees, paid or payable to MFS, of $6,463,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. Prior to September 1, 2011, the Manager received a fee accrued daily and paid monthly at an annualized rate of 0.05% of average net assets of the Institutional Shares. For the year ended May 31, 2012, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $2,507,000, $338,000, and $8,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended May 31, 2012, the Fund reimbursed the Manager $61,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2012, to limit the annual expenses of the Adviser Shares to 1.55% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the year ended May 31, 2012, the Adviser Shares incurred reimbursable expenses of $12,000, of which $1,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

   provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. Prior to September 1, 2011, the Manager received a fee accrued daily and paid monthly at an annualized rate of 0.05% of average net assets of the Institutional Shares, plus out-of-pocket expenses. For the year ended May 31, 2012, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $3,570,000, $338,000, and less than $500, respectively.

F. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the year ended May 31, 2012, the Adviser Shares incurred distribution and service (12b-1) fees of $14,000.

G. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of May 31, 2012, the Fund

================================================================================

42  | USAA INTERNATIONAL FUND

================================================================================

recorded a receivable for capital shares sold of $44,000 and a payable for capital shares redeemed of $49,000 for the Target Funds' purchases and redemptions of Institutional Shares. As of May 31, 2012, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      1.0%
USAA Target Retirement 2020 Fund                                        2.4
USAA Target Retirement 2030 Fund                                        5.5
USAA Target Retirement 2040 Fund                                        6.9
USAA Target Retirement 2050 Fund                                        3.8

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At May 31, 2012, USAA and its affiliates owned 240,000 Shares, which respresent 99.0% of the Adviser Shares and 0.3% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) NEW ACCOUNTING PRONOUNCEMENTS

FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting the only impact is to the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:


                                                            YEAR ENDED MAY 31,
                                   ---------------------------------------------------------------------
                                         2012          2011            2010           2009          2008
                                   ---------------------------------------------------------------------
Net asset value at
 beginning of period               $    26.30    $    19.71      $    18.08     $    27.77    $    29.35
                                   ---------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                    .35           .29             .21            .35           .51
 Net realized and unrealized
  gain (loss)                           (4.76)         6.52            1.66          (9.35)         (.13)
                                   ---------------------------------------------------------------------
Total from investment
 operations                             (4.41)         6.81            1.87          (9.00)          .38
                                   ---------------------------------------------------------------------
Less distributions from:
 Net investment income                   (.30)         (.22)           (.24)          (.44)         (.41)
 Realized capital gains                    --            --              --           (.25)        (1.55)
                                   ---------------------------------------------------------------------
Total distributions                      (.30)         (.22)           (.24)          (.69)        (1.96)
                                   ---------------------------------------------------------------------
Net asset value at
 end of period                     $    21.59    $    26.30      $    19.71     $    18.08    $    27.77
                                   =====================================================================

Total return (%)*                      (16.71)        34.67           10.19(a)      (32.16)         1.32
Net assets at
 end of period (000)               $1,587,445    $1,840,770      $1,215,443     $1,048,966    $1,526,020
Ratios to average
 net assets:**
 Expenses (%)(b)                         1.21          1.21            1.25(a)        1.31          1.14
 Net investment income (%)               1.56          1.37            1.09           1.89          1.94
Portfolio turnover (%)                     17            25              20             22            32

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2012, average net assets were $1,670,409,000.
(a) For the year ended May 31, 2010, SAS reimbursed the Fund Shares $249,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.02%. This decrease is excluded from the expense ratios above.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

44  | USAA INTERNATIONAL FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:


                                                                      YEAR ENDED MAY 31,
                                               -------------------------------------------------------
                                                   2012           2011           2010          2009***
                                               -------------------------------------------------------
Net asset value at beginning of period         $  26.32       $  19.72       $  18.09          $ 24.30
                                               -------------------------------------------------------
Income (loss) from investment operations:
 Net investment income(c)                           .45            .45            .41              .59
 Net realized and unrealized gain (loss)(c)       (4.82)          6.45           1.53            (6.07)
                                               -------------------------------------------------------
Total from investment operations(c)               (4.37)          6.90           1.94            (5.48)
                                               -------------------------------------------------------
Less distributions from:
 Net investment income                             (.36)          (.30)          (.31)            (.48)
 Realized capital gains                              --             --             --             (.25)
                                               -------------------------------------------------------
Total distributions                                (.36)          (.30)          (.31)            (.73)
                                               -------------------------------------------------------
Net asset value at end of period               $  21.59       $  26.32       $  19.72          $ 18.09
                                               =======================================================
Total return (%)*                                (16.54)         35.13          10.57           (22.25)
Net assets at end of period (000)              $443,089       $385,203       $183,062          $58,059
Ratios to average net assets:**
 Expenses (%)(a)                                    .99            .90            .87              .87(b)
 Expenses, excluding reimbursements (%)(a)          .99            .91            .91              .91(b)
 Net investment income (%)                         1.94           1.91           1.95             4.46(b)
Portfolio turnover (%)                               17             25             20               22

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2012, average net assets were $384,014,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Calculated using average shares. For the year ended May 31, 2012, average shares were 16,580,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                               YEAR ENDED MAY 31,
                                                         -----------------------------
                                                            2012               2011***
                                                         -----------------------------
Net asset value at beginning of period                   $ 26.24                $22.17
                                                         -----------------------------
Income (loss) from investment operations:
 Net investment income                                       .28                   .23
 Net realized and unrealized gain (loss)                   (4.75)                 4.05
                                                         -----------------------------
Total from investment operations                           (4.47)                 4.28
                                                         -----------------------------
Less distributions from:
 Net investment income                                      (.23)                 (.21)
                                                         -----------------------------
 Total distributions                                        (.23)                 (.21)
                                                         -----------------------------
Net asset value at end of period                         $ 21.54                $26.24
                                                         =============================
Total return (%)*                                         (17.00)                19.38
Net assets at end of period (000)                        $ 5,223                $6,361
Ratios to average net assets:**
 Expenses (%)(b)                                            1.55                  1.55(a)
 Expenses, excluding reimbursements (%)(b)                  1.76                  1.90(a)
 Net investment income (%)                                  1.20                  1.23(a)
Portfolio turnover (%)                                        17                    25

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2012, average net assets were $5,627,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

46  | USAA INTERNATIONAL FUND

================================================================================

EXPENSE EXAMPLE

May 31, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of December 1, 2011, through May 31, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses

================================================================================

                                                           EXPENSE EXAMPLE |  47

================================================================================

may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                          EXPENSES PAID
                                     BEGINNING           ENDING           DURING PERIOD*
                                   ACCOUNT VALUE      ACCOUNT VALUE     DECEMBER 1, 2011 -
                                 DECEMBER 1, 2011      MAY 31, 2012        MAY 31, 2012
                                 ---------------------------------------------------------
FUND SHARES
Actual                               $1,000.00          $  976.60              $5.98

Hypothetical
  (5% return before expenses)         1,000.00           1,018.95               6.11

INSTITUTIONAL SHARES
Actual                                1,000.00             978.00               5.04

Hypothetical
  (5% return before expenses)         1,000.00           1,019.90               5.15

ADVISER SHARES
Actual                                1,000.00             975.30               7.65

Hypothetical
  (5% return before expenses)         1,000.00           1,017.25               7.82

* Expenses are equal to the annualized expense ratio of 1.21% for Fund Shares, 1.02% for Institutional Shares, and 1.55% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (2.34)% for Fund Shares, (2.20)% for Institutional Shares, and (2.47)% for Adviser Shares for the six-month period of December 1, 2011, through May 31, 2012.

================================================================================

48  | USAA INTERNATIONAL FUND

================================================================================

ADVISORY AGREEMENTS

May 31, 2012

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 17, 2012, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement between the Manager and the Subadviser with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

================================================================================

                                                       ADVISORY AGREEMENTS |  49

================================================================================

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

================================================================================

50  | USAA INTERNATIONAL FUND

================================================================================

The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the advisory fees and total expense ratio of the Fund as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes

================================================================================

                                                       ADVISORY AGREEMENTS |  51

================================================================================

advisory and administrative services and the effects of any performance adjustment -- was below the median of its expense group and was above the median of its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Board also took into account that the subadvisory fees under the Subadvisory Agreement relating to the Fund are paid by the Manager. The Board also took into account management's discussion with respect to the Fund's expenses.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe for the one-, three- and five-year periods ended December 31, 2011. The comparison also indicated that the Fund's performance was above its Lipper index for the one- and five-year periods ended December 31, 2011 and below its Lipper index for the three-year period ended December 31, 2011. The Board also noted that the Fund's percentile performance ranking was in the top 20% of its performance universe for the one-year period ended December 31, 2011, was in the top 50% of its performance universe for the three-year period ended December 31, 2011, and was in the top 30% of its performance universe for the five-year period ended December 31, 2011.

================================================================================

52  | USAA INTERNATIONAL FUND

================================================================================

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the Fund's subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussions of the current advisory fee structure. The Board considered the fact that the Manager pays the Fund's subadvisory fees. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of

================================================================================

                                                       ADVISORY AGREEMENTS |  53

================================================================================

the Fund is reasonable in relation to the performance of funds with a similar investment objective and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship;
(iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL -- The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking

================================================================================

54  | USAA INTERNATIONAL FUND

================================================================================

undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Manager's monitoring processes of the Subadviser include:
(i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and
(iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION -- The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser and the Subadviser's profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

SUBADVISORY FEES AND FUND PERFORMANCE -- The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered, among other data, the Fund's performance during the one-, three-, and five-year periods ended December 31, 2011, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board was mindful of the

================================================================================

                                                       ADVISORY AGREEMENTS |  55

================================================================================

Manager's focus on the Subadviser's performance. The Board also noted the Subadviser's long-term performance record for similar accounts, as applicable.

CONCLUSIONS - The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with a similar investment objective and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

56  | USAA INTERNATIONAL FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 70 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years; however, this policy may be changed by the Board at any time. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 46 individual funds. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  57

================================================================================

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

INTERESTED TRUSTEE(1)

--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1966
Year of Election or Appointment: 2009

President and Director of AMCO (01/12-present); Senior Vice President of USAA Financial Planning Services Agency, Inc. (FPS) (04/11-present); President and Director, USAA Investment Management Company (IMCO) and USAA Shareholder Account Services (SAS) (10/09-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 15 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

58  | USAA INTERNATIONAL FUND

================================================================================

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over four years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 12 years' experience as a Board member of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  59

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cadogan Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds launched and managed by Cadogan Management, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

   (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2) Member of Executive Committee
   (3) Member of Audit Committee
   (4) Member of Pricing and Investment Committee
   (5) Member of Corporate Governance Committee
   (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
   (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

60  | USAA INTERNATIONAL FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President and Director of AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-01/12); Vice President, Fixed Income Investments, IMCO (02/04-02/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-01/12); Managing Director, AIG Investments, (12/03-01/09).

ADYM W. RYGMYR
Secretary
Born: February 1969
Year of Appointment: 2012

Vice President, Financial Advice & Solutions Group General Counsel, USAA (03/12-present); Managing Director and General Counsel, TIAA-CREF (04/04-03/12). Mr. Rygmyr also holds the officer positions of Vice President and Secretary, IMCO, AMCO, and SAS.

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08). Mr. Whetzel also serves as Assistant Secretary of AMCO and SAS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  61

================================================================================

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Investments Compliance, USAA (03/12-present); Assistant Vice President, Mutual Funds Compliance, USAA (09/04-02/12).

   (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

62  | USAA INTERNATIONAL FUND

================================================================================

TRUSTEES                              Daniel S. McNamara
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                     USAA Asset Management Company
INVESTMENT ADVISER                    P.O. Box 659453
                                      San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                       USAA Investment Management Company
DISTRIBUTOR                           P.O. Box 659453
                                      San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "My Accounts" on
SELF-SERVICE 24/7                     usaa.com select "Investments,"
AT USAA.COM                           then "Mutual Funds"

OR CALL                               Under "Investments" view
(800) 531-USAA                        account balances, or click
        (8722)                        "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------
Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

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ITEM 2.  CODE OF ETHICS.

On September 20, 2011, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 46 funds in all. Only 10 funds of the Registrant have a fiscal year-end of May 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended
May 31,  2012 and 2011 were $304,929 and $304,929, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended May 31, 2012 and 2011 were $70,828 and $63,358, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended May 31, 2012 and 2011.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended May 31, 2012 and 2011.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, AMCO, and the Funds' transfer agent, SAS, for May 31, 2012 and 2011 were $384,984 and $384,316, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2012 and 2011 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (AMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee:
August 31, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended May 31, 2012

By:*     /s/ Adym Rygmyr
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     07/23/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     07/30/2012
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     07/30/2012
         ------------------------------
*Print the name and title of each signing officer under his or her signature.